UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments:

Putnam Absolute Return 300 Fund

The fund's portfolio
1/31/14 (Unaudited)

MORTGAGE-BACKED SECURITIES (44.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (25.2%)

Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.833s, 2035			$169,913	$249,434
IFB Ser. 3072, Class SM, 23.21s, 2035			404,117	579,909
IFB Ser. 3072, Class SB, 23.063s, 2035			362,077	516,029
IFB Ser. 3249, Class PS, 21.747s, 2036			283,943	387,253
IFB Ser. 2990, Class LB, 16.537s, 2034			984,855	1,301,525
IFB Ser. 3856, Class PS, IO, 6.44s, 2040			4,181,887	583,797
IFB Ser. 3907, Class KS, IO, 6.39s, 2040			6,986,618	1,199,127
IFB Ser. 4240, Class SA, IO, 5.84s, 2043			25,526,267	5,906,268
IFB Ser. 4245, Class AS, IO, 5.84s, 2043			27,263,330	6,202,326
IFB Ser. 3852, Class NT, 5.84s, 2041			10,240,831	10,117,122
IFB Ser. 310, Class S4, IO, 5.79s, 2043			3,455,694	872,770
IFB Ser. 311, Class S1, IO, 5.79s, 2043			29,055,253	6,501,142
IFB Ser. 308, Class S1, IO, 5.79s, 2043			4,128,297	1,004,002
IFB Ser. 314, Class AS, IO, 5.73s, 2043			3,981,024	877,361
Ser. 3632, Class CI, IO, 5s, 2038			280,597	25,899
Ser. 3626, Class DI, IO, 5s, 2037			84,535	1,701
Ser. 4213, Class GI, IO, 4s, 2041			8,492,884	1,512,583
Ser. 304, Class C22, IO, 3 1/2s, 2042			5,692,042	1,312,727
Ser. 4141, Class IM, IO, 3 1/2s, 2042			5,799,644	1,188,921
Ser. 4158, Class TI, IO, 3s, 2042			9,524,174	1,284,240
Ser. 4165, Class TI, IO, 3s, 2042			13,100,641	1,818,369
Ser. 304, Class C45, IO, 3s, 2027			15,695,577	1,952,527
Ser. T-8, Class A9, IO, 0.469s, 2028			480,971	5,110
Ser. T-59, Class 1AX, IO, 0.274s, 2043			1,114,910	13,762
Ser. T-48, Class A2, IO, 0.212s, 2033			1,655,109	16,228
Ser. 3835, Class FO, PO, zero %, 2041			22,426,504	18,533,263
FRB Ser. T-54, Class 2A, IO, zero %, 2043			663,631	52

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.968s, 2031			981,515	1,250,243
IFB Ser. 05-74, Class NK, 26.71s, 2035			114,162	186,248
IFB Ser. 07-53, Class SP, 23.621s, 2037			354,058	524,447
IFB Ser. 05-75, Class GS, 19.776s, 2035			328,129	440,180
IFB Ser. 11-4, Class CS, 12.584s, 2040			3,083,676	3,648,023
IFB Ser. 10-35, Class SG, IO, 6.242s, 2040			9,002,004	1,813,634
IFB Ser. 13-13, Class SA, IO, 5.992s, 2043			13,788,663	3,458,886
IFB Ser. 13-9, Class LS, 5.992s, 2043			8,403,363	1,992,836
IFB Ser. 13-103, Class SK, IO, 5.762s, 2043			5,246,034	1,214,129
Ser. 13-101, Class SE, IO, 5.742s, 2043			18,662,102	4,691,652
IFB Ser. 13-136, Class SB, IO, 5.742s, 2044			4,438,610	920,834
IFB Ser. 13-102, Class SH, IO, 5.742s, 2043			6,827,345	1,502,699
Ser. 397, Class 2, IO, 5s, 2039			358,061	61,207
Ser. 398, Class C5, IO, 5s, 2039			539,356	81,389
Ser. 418, Class C24, IO, 4s, 2043			11,090,083	2,554,185
Ser. 13-44, Class PI, IO, 4s, 2043			5,564,119	945,900
Ser. 12-124, Class UI, IO, 4s, 2042			5,367,021	1,053,010
Ser. 12-40, Class MI, IO, 4s, 2041			22,718,774	3,875,448
Ser. 406, Class 2, IO, 4s, 2041			1,108,834	225,648
Ser. 406, Class 1, IO, 4s, 2041			722,360	148,951
Ser. 418, Class C15, IO, 3 1/2s, 2043			22,780,334	5,175,407
Ser. 417, Class C19, IO, 3 1/2s, 2033			12,728,728	1,913,128
Ser. 13-35, Class IP, IO, 3s, 2042			5,854,152	685,805
Ser. 03-W10, Class 1, IO, 1.115s, 2043			401,200	12,349
Ser. 98-W5, Class X, IO, 0.918s, 2028			884,094	43,652
Ser. 98-W2, Class X, IO, 0.739s, 2028			3,059,226	177,818
Ser. 03-W1, Class 2A, IO, zero %, 2042			1,395,389	109
Ser. 07-44, Class CO, PO, zero %, 2037			91,847	77,863

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.808s, 2041			8,714,482	13,253,332
IFB Ser. 10-158, Class SD, 14.529s, 2040			2,479,000	2,960,992
IFB Ser. 11-70, Class WS, 9.386s, 2040			10,522,271	10,201,026
IFB Ser. 11-72, Class SE, 7.197s, 2041			7,375,000	6,821,580
IFB Ser. 11-61, Class CS, IO, 6.523s, 2035			12,120,828	1,818,112
IFB Ser. 12-26, Class SP, IO, 6.493s, 2042			8,039,819	1,914,120
Ser. 10-9, Class XD, IO, 6.441s, 2040			56,574,452	10,032,347
IFB Ser. 10-50, Class LS, IO, 6.343s, 2040			7,418,305	1,400,198
IFB Ser. 11-56, Class MI, IO, 6.293s, 2041			2,168,320	493,748
IFB Ser. 13-91, Class SP, IO, 6.143s, 2042			4,917,433	905,103
IFB Ser. 10-20, Class SE, IO, 6.093s, 2040			17,847,394	3,146,496
IFB Ser. 13-37, Class S, IO, 6.073s, 2043			3,277,644	570,638
IFB Ser. 13-87, Class AS, IO, 6.043s, 2043			4,915,593	866,363
IFB Ser. 13-87, Class SA, IO, 6.043s, 2043			6,780,358	1,127,068
IFB Ser. 13-124, Class SC, IO, 6.043s, 2041			9,480,511	1,599,855
IFB Ser. 10-120, Class SB, IO, 6.043s, 2035			980,700	83,987
IFB Ser. 13-122, Class DS, IO, 5.993s, 2043			4,497,423	734,931
IFB Ser. 13-152, Class SG, IO, 5.993s, 2043			12,397,254	2,063,163
IFB Ser. 10-20, Class SC, IO, 5.993s, 2040			22,480,905	4,031,950
Ser. 13-149, Class MS, IO, 5.943s, 2039			19,383,345	3,089,124
IFB Ser. 13-134, Class DS, IO, 5.943s, 2043			23,093,837	3,702,173
IFB Ser. 13-99, Class VS, IO, 5.941s, 2043			4,174,536	757,595
IFB Ser. 14-4, Class SG, IO, 5.94s, 2044			10,849,000	2,023,013
IFB Ser. 12-34, Class SA, IO, 5.893s, 2042			19,685,272	4,178,790
IFB Ser. 10-151, Class SA, IO, 5.893s, 2040			4,970,203	888,324
IFB Ser. 11-70, Class SN, IO, 5.741s, 2041			12,793,000	3,151,683
IFB Ser. 11-70, Class SH, IO, 5.731s, 2041			15,001,000	3,689,346
IFB Ser. 10-15, Class BS, IO, 5.623s, 2040			6,366,808	986,219
IFB Ser. 10-15, Class AS, IO, 5.603s, 2040			12,509,696	1,935,250
IFB Ser. 10-50, Class GS, IO, 5.573s, 2040			5,940,920	969,118
IFB Ser. 10-42, Class DS, IO, 5.543s, 2040			26,066,575	4,235,844
IFB Ser. 10-37, Class SG, IO, 5.543s, 2040			6,102,870	967,305
Ser. 14-2, Class IC, IO, 5s, 2044			4,609,000	1,097,518
Ser. 13-3, Class IT, IO, 5s, 2043			11,769,775	2,568,328
Ser. 11-116, Class IB, IO, 5s, 2040			7,352,635	677,045
Ser. 10-35, Class UI, IO, 5s, 2040			4,221,537	981,507
Ser. 10-20, Class UI, IO, 5s, 2040			15,112,818	3,041,455
Ser. 10-9, Class UI, IO, 5s, 2040			47,395,416	10,179,376
Ser. 09-121, Class UI, IO, 5s, 2039			32,641,683	7,230,133
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			8,749,654	1,892,550
Ser. 12-129, Class IO, IO, 4 1/2s, 2042			8,150,124	1,927,260
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			718,987	130,784
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			33,561,312	7,133,397
Ser. 09-121, Class QI, IO, 4 1/2s, 2039			8,733,163	1,939,199
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			8,865,701	1,196,861
Ser. 12-106, Class QI, IO, 4s, 2042			8,062,367	1,510,243
Ser. 12-47, Class CI, IO, 4s, 2042			2,924,248	655,426
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			8,918,103	1,575,740
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			9,114,115	1,527,070
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			4,712,969	761,144
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			6,264,316	1,134,969
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			23,991,150	3,295,985
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			4,266,266	748,346
Ser. 10-151, Class KO, PO, zero %, 2037			2,239,293	1,919,253

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.824s, 2027			235,380	1,765
Ser. 98-3, IO, 0.102s, 2027			140,999	2,071
Ser. 98-2, IO, zero %, 2027			121,710	875
Ser. 98-4, IO, zero %, 2026			187,530	4,615

Structured Asset Securities Corp. 144A IFB Ser. 07-4, Class 1A3, IO, 5.997s, 2045			1,440,137	252,024

				250,622,859
Commercial mortgage-backed securities (15.4%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			980,000	1,027,131
Ser. 04-3, Class D, 5.412s, 2039			2,832,319	2,887,861
Ser. 06-5, Class A2, 5.317s, 2047			5,781,210	5,813,429
Ser. 06-6, Class A2, 5.309s, 2045			156,050	156,473
FRB Ser. 05-1, Class B, 5.289s, 2042			2,632,000	2,697,800
FRB Ser. 05-5, Class B, 5.222s, 2045			2,825,000	2,987,155
Ser. 04-4, Class D, 5.073s, 2042			761,000	778,123
Ser. 07-1, Class XW, IO, 0.345s, 2049			5,689,457	50,591

Banc of America Commercial Mortgage Trust 144A
Ser. 04-4, Class XC, IO, 0.812s, 2042			4,665,856	11,921
Ser. 02-PB2, Class XC, IO, 0.627s, 2035			5,180,023	2,620

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW16, Class AJ, 5.706s, 2040			4,975,000	4,814,706
FRB Ser. 06-PW11, Class AJ, 5.439s, 2039			2,058,000	2,117,168
FRB Ser. 05-T18, Class D, 5.134s, 2042			1,206,000	1,239,768
Ser. 05-PWR9, Class C, 5.055s, 2042			959,000	915,270
Ser. 05-PWR9, Class AJ, 4.985s, 2042			2,245,000	2,286,084

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.439s, 2039			1,244,000	1,257,186
Ser. 07-PW15, Class X2, IO, 0.391s, 2044			245,693,484	73,708

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.781s, 2049			4,304,000	4,431,398
FRB Ser. 05-C3, Class AJ, 4.96s, 2043			1,168,000	1,182,600

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 4.878s, 2045			5,243,000	4,844,008

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			2,201,000	2,308,189
FRB Ser. 04-LB3A, Class E, 5.436s, 2037			4,658,000	4,715,293

COMM Mortgage Trust 144A
FRB Ser. 13-CR6, Class D, 4.176s, 2046			513,000	445,590
FRB Ser. 07-C9, Class AJFL, 0.847s, 2049			2,539,000	2,283,577

Commercial Mortgage Trust 144A FRB Ser. 12-LC4, Class D, 5.648s, 2044			1,133,000	1,117,138

Credit Suisse First Boston Mortgage Securities Corp. Ser. 03-CPN1, Class E, 4.891s, 2035			1,849,000	1,849,000

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			1,554,612	1,710,073
FRB Ser. 04-C1, Class D, 4.956s, 2037			1,336,357	1,342,371
Ser. 03-C3, Class AX, IO, 1.496s, 2038			2,601,588	26

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.76s, 2039			2,131,854	2,132,767

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			1,973,189	1,976,273

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.418s, 2044			2,879,000	2,923,542

DLJ Commercial Mortgage Corp. 144A FRB Ser. 98-CG1, Class B4, 7.173s, 2031			75,403	75,374

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			2,361,200	2,387,763

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			1,126,263	1,126,263

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1, Class B, 4.846s, 2048			1,295,000	1,327,780

GE Commercial Mortgage Corporation Trust 144A FRB Ser. 04-C1, Class G, 5.157s, 2038			2,606,000	2,647,957

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042			1,271,000	1,292,607

GS Mortgage Securities Trust
FRB Ser. 04-GG2, Class D, 5.717s, 2038			883,000	892,934
Ser. 05-GG4, Class B, 4.841s, 2039			6,589,000	6,629,852
FRB Ser. 12-GCJ9, Class XA, IO, 2.386s, 2045			9,818,376	1,292,504

GS Mortgage Securities Trust 144A FRB Ser. GC10, Class D, 4.415s, 2046			2,203,000	1,943,266

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class D, 4.087s, 2045			1,284,000	1,101,744

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.071s, 2051			2,242,000	2,321,591
FRB Ser. 06-LDP7, Class AJ, 5.873s, 2045			860,000	870,254
FRB Ser. 04-CB9, Class B, 5.661s, 2041			2,354,000	2,420,383
Ser. 06-LDP6, Class AJ, 5.565s, 2043			1,594,000	1,632,256
FRB Ser. 06-LDP6, Class B, 5.502s, 2043			1,215,000	1,203,026
FRB Ser. 04-CBX, Class B, 5.021s, 2037			807,000	818,062
FRB Ser. 05-LDP2, Class D, 4.941s, 2042			3,805,000	3,713,680
FRB Ser. 13-C10, Class D, 4.16s, 2047			1,321,000	1,159,739

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.171s, 2051			1,338,000	1,312,060
FRB Ser. 07-CB20, Class C, 6.171s, 2051			1,220,000	1,142,432
FRB Ser. 01-C1, Class H, 5.626s, 2035			1,980,248	1,997,674
FRB Ser. 11-C3, Class E, 5.541s, 2046			1,977,000	2,055,672
FRB Ser. 12-C6, Class E, 5.202s, 2045			1,349,000	1,313,086
FRB Ser. 12-LC9, Class E, 4.427s, 2047			380,000	342,786
FRB Ser. 12_LC9, Class D, 4.427s, 2047			1,668,000	1,603,707

LB-UBS Commercial Mortgage Trust Ser. 07-C2, Class XW, IO, 0.538s, 2040			4,594,113	75,826

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 04-C7, Class G, 5.032s, 2036			1,145,000	1,166,469

Merrill Lynch Mortgage Trust FRB Ser. 04-BPC1, Class C, 5.011s, 2041			1,668,000	1,680,343

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC, IO, 0.59s, 2043			145,262,746	905,858

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			2,598,000	2,558,251

Morgan Stanley Capital I Trust Ser. 06-HQ10, Class AJ, 5.389s, 2041			1,085,000	1,099,322

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.525s, 2045(F)			2,350,000	2,362,734

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043(F)			816,817	818,535

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C25, Class AJ, 5.727s, 2043			1,000,000	1,036,100
Ser. 06-C24, Class AJ, 5.658s, 2045			1,979,000	1,961,387
Ser. 05-C17, Class D, 5.396s, 2042			3,960,000	4,065,732
Ser. 06-C29, Class AM, 5.339s, 2048			3,520,000	3,846,748
FRB Ser. 05-C20, Class B, 5.241s, 2042			2,828,000	2,904,873
Ser. 06-C29, IO, 0.4s, 2048			147,723,867	1,601,327

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 04-C10, Class H, 5.457s, 2041			1,017,000	1,014,356
FRB Ser. 05-C19, Class G, 5.446s, 2044			3,072,500	3,101,382
FRB Ser. 04-C11, Class G, 5.426s, 2041			1,500,000	1,503,750

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.248s, 2044			2,602,000	2,563,961
FRB Ser. 12-C7, Class D, 4.847s, 2045			2,645,000	2,663,753
FRB Ser. 13-UBS1, Class D, 4.634s, 2046			5,607,000	5,046,300
FRB Ser. 13-C15, Class D, 4.486s, 2046			1,497,000	1,322,506
FRB Ser. 12-C10, Class D, 4.46s, 2045			2,159,000	1,951,809
FRB Ser. 13-C11, Class D, 4.184s, 2045			1,039,000	913,671

				153,168,284
Residential mortgage-backed securities (non-agency) (3.8%)

Banc of America Funding Corp.
FRB Ser. 07-C, Class 07-C, 2.678s, 2036			1,266,247	1,171,279
FRB Ser. 06-G, Class 2A5, 0.437s, 2036			2,643,618	2,273,512

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			973,169	541,179
Ser. 12-RR10, Class 8A2, 4s, 2036			1,956,401	1,939,380
FRB Ser. 12-RR10, Class 9A2, 2.66s, 2035			300,000	263,850

Barclays Capital, LLC Trust 144A FRB Ser. 13-RR2, Class 3A2, 7.555s, 2036			2,050,000	1,901,375

Countrywide Alternative Loan Trust
Ser. 06-5T2, Class A7, 6s, 2036			2,631,841	2,152,967
FRB Ser. 05-27, Class 1A2, 1.534s, 2035			2,295,468	2,061,331
FRB Ser. 05-59, Class 1A1, 0.487s, 2035			3,493,165	2,768,333
FRB Ser. 05-51, Class 1A1, 0.477s, 2035			1,934,882	1,564,739

GSR Mortgage Loan Trust FRB Ser. 05-AR6, Class 1A1, 2.671s, 2035			3,475,250	3,510,002

IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR15, Class A1, 0.278s, 2036			1,311,743	1,003,484

MortgageIT Trust FRB, Step Ser. 05-1, Class 1M1, 0.638s, 2035			2,930,585	2,652,294

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.208s, 2046			1,805,733	1,579,475
FRB Ser. 2004-AR13, Class A1B2, 0.678s, 2034			2,952,150	2,701,217
FRB Ser. 05-AR13, Class A1C3, 0.648s, 2045			5,020,766	4,312,838
FRB Ser. 05-AR1, Class A1B, 0.548s, 2045			1,196,497	1,057,955
FRB Ser. 05-AR15, Class A1B3, 0.498s, 2045			2,552,508	2,126,443
FRB Ser. 12-RR2, Class 1A2, 0.356s, 2047			2,400,000	1,684,124

				37,265,777

Total mortgage-backed securities (cost $422,863,934)				$441,056,920

CORPORATE BONDS AND NOTES (15.7%)(a)
			Principal amount	Value

Basic materials (0.8%)

Ashland, Inc. sr. unsec. unsub. notes 3s, 2016			$1,500,000	$1,526,250

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			603,000	649,733

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			950,000	1,011,750

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			1,535,000	1,784,494

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			1,985,000	2,605,211

				7,577,438
Capital goods (1.0%)

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)			2,000,000	2,065,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			1,000,000	1,102,500

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			2,355,000	2,396,213

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			890,000	954,525

Schaeffler Holding Finance BV 144A notes 6 7/8s, 2018 (Netherlands)(PIK)		EUR	220,000	313,775

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018			$2,500,000	2,568,064

				9,400,077
Communication services (1.3%)

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2015			2,205,000	2,327,768

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			840,000	832,650

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			510,000	528,870

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			2,194,000	2,237,880

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			210,000	217,350

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s, 2018 (Luxembourg)			465,000	494,063

SBA Tower Trust 144A company guaranty mtge. notes 4.254s, 2015			2,900,000	2,933,907

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			1,500,000	1,623,750

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2019			425,000	510,995

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			480,000	512,400

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			1,000,000	1,142,500

				13,362,133
Consumer cyclicals (0.8%)

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			2,560,000	2,937,600

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			149,000	151,608

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			345,000	372,600

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			296,000	311,540

Ford Motor Credit Co., LLC sr. unsec. notes 12s, 2015			1,250,000	1,424,801

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			596,000	663,839

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			279,000	298,524

Owens Corning company guaranty sr. unsec. notes 9s, 2019			253,000	313,404

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014			1,571,000	1,607,507

				8,081,423
Consumer staples (0.9%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2014			2,775,000	2,880,314

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			2,105,000	2,386,544

Costco Wholesale Corp. sr. unsec. unsub. notes 0.65s, 2015			2,180,000	2,189,187

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			365,000	403,325

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			416,000	433,480

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			865,000	845,538

				9,138,388
Energy (1.2%)

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 3 1/4s, 2016			1,000,000	1,008,750

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			705,000	740,250

Gazprom OAO Via White Nights Finance BV notes 10 1/2s, 2014 (Russia)			1,000,000	1,012,910

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			95,000	99,988

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			180,000	227,854

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			448,000	504,000

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			5,000,000	5,125,000

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5/8s, 2015 (Netherlands)			875,000	878,037

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			2,000,000	2,145,000

				11,741,789
Financials (7.2%)

Abbey National Treasury Services PLC/London 144A bank guaranty sr. unsec. unsub. notes 3 7/8s, 2014 (United Kingdom)			1,000,000	1,025,164

ABN Amro Bank NV 144A sr. unsec. FRN notes 1.035s, 2016 (Netherlands)			2,000,000	2,008,730

Ally Financial, Inc. company guaranty sr. unsec. notes 3 1/2s, 2016			1,500,000	1,541,250

American Express Bank FSB sr. unsec. FRN notes Ser. BKNT, 0.46s, 2017			2,000,000	1,986,756

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			1,500,000	1,483,298

Bank of America NA unsec. sub. FRN notes Ser. BKNT, 0.523s, 2016			3,800,000	3,762,802

Bank of Nova Scotia sr. unsec. unsub. FRN notes 0.643s, 2016 (Canada)			1,000,000	1,001,492

BBVA US Senior SAU bank guaranty sr. unsec. unsub. notes 3 1/4s, 2014 (Spain)			3,000,000	3,017,424

Boston Properties, LP sr. unsec. unsub. notes 5 5/8s, 2015(R)			1,000,000	1,059,241

Boston Properties, LP sr. unsec. unsub. notes 5s, 2015(R)			1,500,000	1,583,343

BPCE SA company guaranty sr. unsec. FRN notes Ser. MTN, 1.489s, 2016 (France)			1,000,000	1,012,969

Branch Banking & Trust Co. unsec. sub. FRN notes 0.564s, 2016			500,000	496,305

CIT Group, Inc. 144A sr. unsec. notes 4 3/4s, 2015			1,500,000	1,545,000

Citigroup, Inc. sr. unsec. sub. FRN notes 0.512s, 2016			2,100,000	2,064,716

Credit Agricole SA/London 144A sr. unsec. FRN notes 1.399s, 2016 (United Kingdom)			2,980,000	3,015,852

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2019			1,070,000	1,065,988

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)			4,575,000	4,861,395

International Lease Finance Corp. sr. unsec. unsub. notes 3 7/8s, 2018			875,000	879,375

Kimco Realty Corp. sr. unsec. notes Ser. MTN, 4.904s, 2015(R)			2,000,000	2,084,528

Liberty Mutual Group, Inc. 144A sr. unsec. notes 5 3/4s, 2014			2,000,000	2,011,070

Lloyds Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			2,940,000	3,365,424

Macquarie Group, Ltd. 144A sr. unsec. notes 7.3s, 2014 (Australia)			2,300,000	2,370,235

Mid-America Apartments LP 144A sr. unsec. notes 6 1/4s, 2014(R)			2,300,000	2,345,779

National Australia Bank, Ltd./New York sr. unsec. FRN notes 0.785s, 2016 (Australia)			2,000,000	2,006,954

New York Life Global Funding 144A notes 3s, 2015			4,560,000	4,702,144

Principal Life Global Funding II 144A notes 1s, 2015			1,740,000	1,747,731

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes 2.997s, 2015			1,593,750	1,643,660

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 2.55s, 2015 (United Kingdom)			737,000	753,804

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			3,880,000	4,008,040

Santander US Debt SAU 144A bank guaranty sr. unsec. unsub. notes 3.724s, 2015 (Spain)			1,500,000	1,533,192

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015(R)			300,000	308,318

Ventas Realty LP/Ventas Capital Corp. company guaranty sr. unsec. unsub. notes 3 1/8s, 2015(R)			3,000,000	3,120,186

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			500,000	526,250

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,000,000	1,085,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			1,850,000	1,947,125

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 5 3/4s, 2015			2,000,000	2,149,553

				71,120,093
Health care (0.7%)

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			410,000	438,700

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			500,000	528,125

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	510,000	726,404

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			$588,000	632,100

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			900,000	992,250

HCA, Inc. company guaranty sr. notes 7 7/8s, 2020			805,000	859,338

HCA, Inc. sr. notes 6 1/2s, 2020			612,000	674,730

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			630,000	685,125

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			620,000	652,550

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	734,825

				6,924,147
Technology (—%)

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015			120,000	124,207

				124,207
Transportation (0.5%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	888,000	1,039,420

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			$741,939	803,149

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			769,790	815,015

Federal Express Corp. 2012 Pass Through Trust 144A notes 2 5/8s, 2018			2,749,463	2,784,186

				5,441,770
Utilities and power (1.3%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			1,005,000	1,170,825

Ameren Corp. sr. unsec. notes 8 7/8s, 2014			1,760,000	1,798,841

El Paso Corp. sr. unsec. notes 7s, 2017			1,140,000	1,289,147

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			905,000	891,425

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			3,140,000	3,147,643

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			3,816,000	4,979,648

				13,277,529

Total corporate bonds and notes (cost $151,762,013)				$156,188,994

SENIOR LOANS (8.7%)(a)(c)
			Principal amount	Value

Basic materials (0.8%)

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)			$491,325	$494,396

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)			254,925	256,518

Chromaflo Technologies Corp. bank term loan FRN 4 1/2s, 2019			1,000,000	1,006,250

FMG Resources, Ltd. bank term loan FRN Ser. B, 4 1/4s, 2019 (Australia)			414,761	419,297

Ineos US Finance, LLC bank term loan FRN 4s, 2018			993,717	998,508

MacDermid, Inc. bank term loan FRN 4s, 2020			995,000	1,001,219

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			1,429,575	1,429,575

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020			1,492,500	1,508,668

WR Grace & Co. bank term loan FRN 3s, 2021			1,016,842	1,019,808

WR Grace & Co. bank term loan FRN Ser. DD, 3s, 2021			363,158	364,217

				8,498,456
Capital goods (0.6%)

Allison Transmission, Inc. bank term loan FRN Ser. B3, 3 3/4s, 2019			1,477,603	1,480,836

Beechcraft Holdings, LLC bank term loan FRN Ser. B, 5 3/4s, 2020			500,000	500,000

Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020			713,213	711,916

Generac Power Systems, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020			746,250	747,494

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			594,000	600,590

Silver II Borrower SCA bank term loan FRN 4s, 2019 (Luxembourg)			487,537	489,366

SRAM Corp. bank term loan FRN 4s, 2020			1,203,912	1,207,924

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020			497,487	500,597

				6,238,723
Communication services (1.1%)

Asurion, LLC bank term loan FRN Ser. B1, 4 1/2s, 2019			1,568,014	1,566,895

Charter Communications Operating, LLC bank term loan FRN Ser. E, 3s, 2020			1,492,500	1,485,224

Cricket Communications, Inc. bank term loan FRN Ser. C, 4 3/4s, 2020			1,492,500	1,494,098

Crown Castle Operating Co. bank term loan FRN Ser. B, 3 1/4s, 2019			980,098	982,793

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 4 1/4s, 2019 (Bermuda)			1,419,814	1,429,043

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			1,000,000	1,007,750

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 3/4s, 2018			180,529	180,830

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. B, 3 1/2s, 2020 (United Kingdom)			1,500,000	1,503,188

Windstream Corp. bank term loan FRN Ser. B5, 4s, 2019			246,875	247,389

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019			656,668	660,069

				10,557,279
Consumer cyclicals (2.1%)

Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018			952,938	959,914

American Casino & Entertainment Properties, LLC bank term loan FRN 6s, 2020			845,750	858,436

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			208,507	210,136

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018			597,033	573,525

Ceridian Corp. bank term loan FRN Ser. B, 4.42s, 2017			1,500,000	1,506,161

Chrylser Group, LLC bank term loan FRN Ser. B, 4 1/4s, 2017			330,789	332,148

CityCenter Holdings, LLC bank term loan FRN Ser. B, 5s, 2020			650,000	657,177

Garda World Security Corp. bank term loan FRN Ser. B, 4s, 2020 (Canada)			794,306	798,476

Garda World Security Corp. bank term loan FRN Ser. DD, 4s, 2020 (Canada)			203,194	204,261

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 4s, 2020			1,184,211	1,191,876

Hudson's Bay Co. bank term loan FRN 4 3/4s, 2020 (Canada)			1,500,000	1,520,409

Interactive Data Corp. bank term loan FRN Ser. B, 3 3/4s, 2018			681,778	683,482

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018			1,190,353	1,194,073

Michaels Stores, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020			893,250	896,879

Motor City Casino bank term loan FRN Ser. B, 5s, 2017			822,907	831,136

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 5s, 2020			957,600	968,633

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			83,902	84,252

Peninsula Gaming, LLC bank term loan FRN Ser. B, 4 1/4s, 2017			951,212	955,659

PETCO Animal Supplies, Inc. bank term loan FRN 4s, 2017			970,000	976,063

Realogy Corp. bank term loan FRN Ser. B, 4 1/2s, 2020			1,488,750	1,498,055

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019			987,500	989,043

Tribune Co. bank term loan FRN Ser. B, 4s, 2020			1,600,000	1,597,333

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			1,440,000	1,443,600

				20,930,727
Consumer staples (1.0%)

Affinion Group, Inc. bank term loan FRN 6 1/2s, 2016			967,387	959,582

Del Monte Corp. bank term loan FRN Ser. B, 4s, 2018			446,302	448,087

Del Monte Foods, Inc. bank term loan FRN 4 1/4s, 2020			960,000	960,600

DineEquity, Inc. bank term loan FRN Ser. B2, 3 3/4s, 2017			242,415	243,714

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			855,700	863,767

Landry's, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			1,443,555	1,456,186

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp. bank term loan FRN Ser. G, 3 1/4s, 2020			992,500	992,655

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2017			1,250,000	1,260,156

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			1,000,000	1,016,250

Sprouts Farmers Markets, Inc. bank term loan FRN 4s, 2020			452,143	454,121

US Foods, Inc. bank term loan FRN 4 1/2s, 2019			995,000	1,004,328

				9,659,446
Energy (0.6%)

EP Energy, LLC bank term loan FRN Ser. B3, 3 1/2s, 2018			856,667	858,655

EXCO Resources, Inc. bank term loan FRN Ser. B, 5s, 2019			1,243,750	1,243,750

Fieldwood Energy, LLC bank term loan FRN 3 7/8s, 2018			997,500	1,002,488

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			411,115	415,520

MEG Energy Corp. bank term loan FRN Ser. B, 3 3/4s, 2020 (Canada)			1,449,960	1,461,137

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 6 1/4s, 2017 (Cayman Islands)			1,230,250	1,235,632

				6,217,182
Financials (0.4%)

Compass Investors, Inc. bank term loan FRN Ser. B, 5s, 2019			1,485,028	1,492,453

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			305,040	306,108

Nuveen Investments, Inc. bank term loan FRN 4.168s, 2017			1,500,000	1,496,438

Serta Simmons Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2019			184,224	185,577

Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020			423,073	425,894

				3,906,470
Health care (1.0%)

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021			1,380,000	1,394,047

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			481,029	483,205

HCA, Inc. bank term loan FRN Ser. B4, 2.918s, 2018			997,500	998,902

IASIS Healthcare, LLC/IASIS Capital Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			977,973	985,308

Kinetic Concepts, Inc. bank term loan FRN 4 1/2s, 2018			893,706	900,562

Multiplan, Inc. bank term loan FRN Ser. B, 4s, 2017			672,418	676,381

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4 1/4s, 2019			370,322	372,096

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			1,058,508	1,063,793

Quintiles Transnational Corp. bank term loan FRN Ser. B3, 4s, 2018			1,430,000	1,432,217

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C2, 3 3/4s, 2019			740,625	745,093

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. D2, 3 3/4s, 2019			740,625	745,116

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 4 1/2s, 2020			595,500	601,083

				10,397,803
Technology (0.5%)

Alcatel-Lucent USA, Inc. bank term loan FRN Ser. C, 4 1/2s, 2019			1,250,000	1,261,329

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020			1,496,250	1,488,613

Epicor Software Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			827,266	831,747

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4s, 2019			950,228	953,791

				4,535,480
Transportation (0.2%)

Livingston International, Inc. bank term loan FRN 5s, 2019 (Canada)			1,492,500	1,497,475

				1,497,475
Utilities and power (0.4%)

AES Corp. bank term loan FRN Ser. B, 3 3/4s, 2018			990,000	996,188

Calpine Construction Finance Co. LP bank term loan FRN Ser. B, 3s, 2020			597,000	594,202

Energy Transfer Equity LP bank term loan FRN 3 3/4s, 2019			715,000	715,089

NRG Energy, Inc. bank term loan FRN Ser. B, 2 3/4s, 2018			1,488,750	1,482,546

				3,788,025

Total senior loans (cost $85,533,345)				$86,227,066

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (5.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.3%)

Government National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, February 1, 2044			$6,000,000	$6,512,813
4s, TBA, February 1, 2044			6,000,000	6,364,219

				12,877,032
U.S. Government Agency Mortgage Obligations (4.1%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, with due dates from August 1, 2042 to June 1, 2043			2,932,569	3,044,259

Federal National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, February 1, 2044			3,000,000	3,218,438
4s, TBA, February 1, 2044			8,000,000	8,380,625
4s, July 1, 2042			7,007,678	7,272,382
3 1/2s, TBA, February 1, 2044			8,000,000	8,116,875
3s, TBA, February 1, 2044			11,000,000	10,696,641

				40,729,220

Total U.S. government and agency mortgage obligations (cost $53,245,556)				$53,606,252

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes
2s, September 30, 2020			$382,000	$380,597
5/8s, August 31, 2017(i)			278,000	275,214

Total U.S. treasury obligations (cost $656,985)				$655,811

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.2%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$2,810,000	$2,233,950

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			9,520,000	8,211,000

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			1,710,000	1,790,866

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			350,000	372,050

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			960,000	993,600

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2042 (Greece)(STP)		EUR	629,096	421,414

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2041 (Greece)(STP)		EUR	559,096	374,900

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2040 (Greece)(STP)		EUR	669,096	449,932

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2039 (Greece)(STP)		EUR	739,096	498,788

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	1,779,097	1,207,292

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	749,096	511,578

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	1,296,096	892,796

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	1,249,096	869,973

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	1,048,096	735,606

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	589,096	417,143

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	919,097	661,604

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	529,098	385,641

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	2,019,098	1,495,122

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	519,098	391,430

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	1,336,098	1,031,912

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	650,098	513,552

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	1,290,098	1,047,453

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	3,110,098	2,610,879

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	398,515	345,291

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	1,250,835	1,126,697

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			$1,690,000	1,447,570

Ireland (Republic of) unsec. bonds 5 1/2s, 2017 (Ireland)		EUR	2,365,000	3,651,252

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)			$2,000,000	2,130,651

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			815,000	872,050

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s, 2017 (Portugal)		EUR	755,000	1,059,040

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			$450,000	449,550

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			303,875	350,368

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)		EUR	755,000	1,146,937

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			$935,000	873,302

Total foreign government and agency bonds and notes (cost $41,681,796)				$41,571,189

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Credit Suisse International

2.79625/3 month USD-LIBOR-BBA/May-24	May-14/2.79625		$34,622,500	$323,028

Total purchased swap options outstanding (cost $392,965)				$323,028

SHORT-TERM INVESTMENTS (25.1%)(a)
			Principal amount/shares	Value

AmerisourceBergen Corp. commercial paper with an effective yield of 0.170%, February 3, 2014			$3,500,000	$3,499,957

AXA Financial, Inc. commercial paper with a yield of 0.341%, July 30, 2014			2,500,000	2,495,250

British Telecommunications PLC commercial paper with a yield of 0.250%, April 8, 2014			3,000,000	2,998,454

Canadian Natural Resources, Ltd. commercial paper with a yield of 0.280%, March 4, 2014			3,500,000	3,499,156

ConAgra Foods, Inc. commercial paper with a yield of 0.400%, February 12, 2014			2,940,000	2,939,641

CRC Funding, LLC asset backed commercial paper with a yield of 0.502%, August 1, 2014			3,000,000	2,995,890

DCP Midstream Operating, LP commercial paper with a yield of 0.801%, February 24, 2014			2,500,000	2,498,722

DCP Midstream Operating, LP commercial paper with a yield of 0.600%, February 3, 2014			1,000,000	999,967

Entergy Corp. 144A commercial paper with a yield of 0.550%, February 12, 2014			3,000,000	2,999,496

Federal Home Loan Mortgage Corp. unsec. discount notes with a yield of 0.100%, April 28, 2014			18,000,000	17,998,326

Ford Motor Credit Co., LLC commercial paper with a yield of 0.722%, April 3, 2014			2,000,000	1,998,546

Glencore Funding, LLC 144A commercial paper with an effective yield of 0.460%, April 16, 2014			3,500,000	3,497,885

KCP&L Greater Missouri Operations Co. 144A commercial paper with a yield of 0.520%, February 3, 2014			3,500,000	3,499,899

Kroger Co. (The) commercial paper with a yield of 0.220%, February 5, 2014			3,500,000	3,499,914

Marriott International, Inc./DE 144A commercial paper with a yield of 0.290%, February 19, 2014			3,500,000	3,499,493

Molson Coors Brewing Co. commercial paper with a yield of 0.442%, February 10, 2014			1,000,000	999,888

National Grid USA 144A commercial paper with a yield of 0.330%, March 25, 2014			4,000,000	3,998,093

NiSource Finance Corp. commercial paper with a yield of 0.623%, February 3, 2014			3,000,000	2,999,912

Nissan Motor Acceptance Corp. commercial paper with an effective yield of 0.270%, March 17, 2014			3,500,000	3,498,845

Putnam Short Term Investment Fund 0.07%(AFF)		shares	117,296,281	117,296,281

SABMiller Holdings, Inc. commercial paper with a yield of 0.270%, February 18, 2014			$3,000,000	2,999,618

SSgA Prime Money Market Fund zero %(P)		shares	860,000	860,000

Time Warner Cable, Inc. commercial paper with a yield of 0.320%, March 3, 2014			$2,500,000	2,499,333

U.S. Treasury Bills with an effective yield of 0.13%, August 21, 2014(SEG)(SEGSF)(SEGCCS)			50,000,000	49,982,750

U.S. Treasury Bills with an effective yield of zero %, June 12, 2014(i)			141,000	140,986

Union Electric Co. commercial paper with a yield of 0.500%, February 21, 2014			2,800,000	2,799,222

Wyndham Worldwide Corp. commercial paper with a yield of 0.610%, February 7, 2014			2,500,000	2,499,746

Total short-term investments (cost $249,468,130)				$249,495,270

TOTAL INVESTMENTS

Total investments (cost $1,005,604,724)(b)				$1,029,124,530

FORWARD CURRENCY CONTRACTS at 1/31/14 (aggregate face value $350,496,220) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Chilean Peso	Sell	4/16/14	$1,455,514	$1,475,850	$20,336
	Euro	Buy	3/19/14	2,420,277	2,456,105	(35,828)
	Euro	Sell	3/19/14	2,420,277	2,446,026	25,749
	Singapore Dollar	Sell	2/19/14	1,314,671	1,356,722	42,051
	Swiss Franc	Sell	3/19/14	2,184,527	2,186,672	2,145
Barclays Bank PLC
	Australian Dollar	Sell	4/16/14	2,456,972	2,447,244	(9,728)
	British Pound	Buy	3/19/14	277,072	255,354	21,718
	Canadian Dollar	Sell	4/16/14	2,619,480	2,730,346	110,866
	Euro	Buy	3/19/14	2,317,774	2,339,803	(22,029)
	Japanese Yen	Sell	2/19/14	1,522,655	1,619,903	97,248
	Mexican Peso	Buy	4/16/14	370,236	377,027	(6,791)
	Norwegian Krone	Buy	3/19/14	1,934,882	1,991,112	(56,230)
	Polish Zloty	Buy	3/19/14	1,188,743	1,205,944	(17,201)
	Polish Zloty	Sell	3/19/14	1,188,743	1,215,722	26,979
	Singapore Dollar	Buy	2/19/14	6,956,207	7,122,004	(165,797)
	Singapore Dollar	Sell	2/19/14	6,956,207	7,146,612	190,405
	Swiss Franc	Sell	3/19/14	5,124,408	5,159,447	35,039
	Turkish Lira	Sell	3/19/14	1,465,215	1,395,753	(69,462)
Citibank, N.A.
	Brazilian Real	Buy	4/2/14	1,479,719	1,482,199	(2,480)
	Canadian Dollar	Sell	4/16/14	1,093,183	1,144,865	51,682
	Chilean Peso	Sell	4/16/14	2,910,495	2,920,834	10,339
	Euro	Buy	3/19/14	1,557,636	1,569,572	(11,936)
	Japanese Yen	Buy	2/19/14	2,665,295	2,640,169	25,126
	Japanese Yen	Sell	2/19/14	2,665,295	2,636,949	(28,346)
	New Taiwan Dollar	Buy	2/19/14	4,361,912	4,493,562	(131,650)
	New Taiwan Dollar	Sell	2/19/14	4,361,912	4,507,330	145,418
	Swiss Franc	Sell	3/19/14	4,147,611	4,160,422	12,811
Credit Suisse International
	Australian Dollar	Sell	4/16/14	2,468,121	2,472,970	4,849
	British Pound	Buy	3/19/14	2,465,219	2,482,624	(17,405)
	British Pound	Sell	3/19/14	2,465,219	2,468,435	3,216
	Canadian Dollar	Sell	4/16/14	2,197,839	2,261,029	63,190
	Euro	Buy	3/19/14	1,744,434	1,775,957	(31,523)
	Indian Rupee	Buy	2/19/14	1,444,846	1,450,633	(5,787)
	Indian Rupee	Sell	2/19/14	1,444,846	1,466,442	21,596
	Indian Rupee	Buy	5/21/14	4,345,539	4,345,969	(430)
	Japanese Yen	Buy	2/19/14	4,934,926	4,925,928	8,998
	Japanese Yen	Sell	2/19/14	4,934,926	4,940,812	5,886
	Mexican Peso	Buy	4/16/14	490,900	524,409	(33,509)
	New Zealand Dollar	Sell	4/16/14	2,382,404	2,430,943	48,539
	Norwegian Krone	Buy	3/19/14	2,383,465	2,448,346	(64,881)
	Norwegian Krone	Sell	3/19/14	2,383,465	2,424,374	40,909
	Singapore Dollar	Sell	2/19/14	1,757,752	1,821,310	63,558
	South African Rand	Sell	4/16/14	1,484,956	1,464,981	(19,975)
	South Korean Won	Buy	2/19/14	6,099,638	6,101,165	(1,527)
	South Korean Won	Sell	2/19/14	6,099,638	6,094,164	(5,474)
	Swedish Krona	Sell	3/19/14	2,429,477	2,412,059	(17,418)
	Swiss Franc	Sell	3/19/14	2,520,387	2,530,731	10,344
Deutsche Bank AG
	Australian Dollar	Sell	4/16/14	2,628,470	2,676,132	47,662
	Canadian Dollar	Sell	4/16/14	4,742,026	4,873,721	131,695
	Euro	Buy	3/19/14	1,308,932	1,316,261	(7,329)
	Japanese Yen	Sell	2/19/14	1,235,259	1,224,151	(11,108)
	Polish Zloty	Buy	3/19/14	1,188,712	1,205,677	(16,965)
	Polish Zloty	Sell	3/19/14	1,188,712	1,215,682	26,970
	Swiss Franc	Sell	3/19/14	7,678,668	7,723,103	44,435
Goldman Sachs International
	British Pound	Buy	3/19/14	24,979	29,994	(5,015)
	Canadian Dollar	Sell	4/16/14	3,266,552	3,408,404	141,852
	Euro	Buy	3/19/14	3,202,938	3,205,784	(2,846)
	Japanese Yen	Buy	2/19/14	3,038,363	3,027,017	11,346
	Japanese Yen	Sell	2/19/14	3,038,363	3,068,410	30,047
HSBC Bank USA, National Association
	Canadian Dollar	Buy	4/16/14	2,394,766	2,453,690	(58,924)
	Canadian Dollar	Sell	4/16/14	2,394,766	2,497,799	103,033
	Euro	Buy	3/19/14	2,431,876	2,479,339	(47,463)
	Euro	Sell	3/19/14	2,431,876	2,468,633	36,757
	Japanese Yen	Sell	2/19/14	2,512,032	2,449,670	(62,362)
	New Taiwan Dollar	Buy	2/19/14	4,361,909	4,492,562	(130,653)
	New Taiwan Dollar	Sell	2/19/14	4,361,909	4,505,581	143,672
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/16/14	467,286	419,303	(47,983)
	British Pound	Sell	3/19/14	228,264	205,475	(22,789)
	Canadian Dollar	Sell	4/16/14	3,583,141	3,670,844	87,703
	Euro	Buy	3/19/14	2,403,417	2,427,007	(23,590)
	Japanese Yen	Buy	2/19/14	2,590,640	2,578,370	12,270
	Japanese Yen	Sell	2/19/14	2,590,640	2,579,722	(10,918)
	Mexican Peso	Buy	4/16/14	1,587,815	1,616,455	(28,640)
	New Taiwan Dollar	Buy	2/19/14	7,496,329	7,705,408	(209,079)
	New Taiwan Dollar	Sell	2/19/14	7,496,329	7,754,179	257,850
	New Zealand Dollar	Sell	4/16/14	2,382,404	2,430,993	48,589
	Singapore Dollar	Sell	2/19/14	162,288	269,132	106,844
	South Korean Won	Buy	2/19/14	7,781,105	7,779,040	2,065
	South Korean Won	Sell	2/19/14	7,781,105	7,749,851	(31,254)
	Swiss Franc	Sell	3/19/14	3,667,763	3,708,275	40,512
Royal Bank of Scotland PLC (The)
	Canadian Dollar	Sell	4/16/14	2,350,666	2,429,876	79,210
	Euro	Buy	3/19/14	3,390,680	3,439,309	(48,629)
	Euro	Sell	3/19/14	3,390,680	3,425,299	34,619
	Japanese Yen	Sell	2/19/14	4,852,941	4,894,227	41,286
	Mexican Peso	Buy	4/16/14	1,418,159	1,445,292	(27,133)
State Street Bank and Trust Co.
	Brazilian Real	Buy	4/2/14	1,479,760	1,476,507	3,253
	British Pound	Buy	3/19/14	2,443,691	2,434,084	9,607
	British Pound	Sell	3/19/14	2,443,691	2,443,453	(238)
	Canadian Dollar	Sell	4/16/14	2,333,546	2,434,882	101,336
	Euro	Buy	3/19/14	50,981	25,842	25,139
	Japanese Yen	Sell	2/19/14	1,453,551	1,592,296	138,745
	Mexican Peso	Buy	4/16/14	1,242,704	1,265,233	(22,529)
	New Taiwan Dollar	Buy	2/19/14	7,496,332	7,709,866	(213,534)
	New Taiwan Dollar	Sell	2/19/14	7,496,332	7,744,131	247,799
	Norwegian Krone	Buy	3/19/14	69,855	72,146	(2,291)
	Polish Zloty	Buy	3/19/14	2,504,406	2,544,508	(40,102)
	Polish Zloty	Sell	3/19/14	2,504,406	2,563,563	59,157
	Singapore Dollar	Sell	2/19/14	1,409,914	1,462,177	52,263
	South Korean Won	Buy	2/19/14	8,714,873	8,728,272	(13,399)
	South Korean Won	Sell	2/19/14	8,714,873	8,664,374	(50,499)
	Swedish Krona	Sell	3/19/14	26,083	26,148	65
	Swiss Franc	Sell	3/19/14	2,016,045	2,017,779	1,734
UBS AG
	Australian Dollar	Sell	4/16/14	2,465,332	2,467,236	1,904
	British Pound	Buy	3/19/14	2,207,047	2,248,245	(41,198)
	Canadian Dollar	Sell	4/16/14	2,324,133	2,411,230	87,097
	Euro	Buy	3/19/14	7,284,837	7,396,544	(111,707)
	Euro	Sell	3/19/14	7,284,837	7,396,161	111,324
	Japanese Yen	Buy	2/19/14	2,524,719	2,487,864	36,855
	Japanese Yen	Sell	2/19/14	2,524,719	2,491,220	(33,499)
	Mexican Peso	Buy	4/16/14	1,540,424	1,592,333	(51,909)
	Singapore Dollar	Sell	2/19/14	38,927	103,044	64,117
	South African Rand	Sell	4/16/14	1,484,947	1,474,398	(10,549)
	Swedish Krona	Sell	3/19/14	2,380,362	2,387,394	7,032
	Swiss Franc	Sell	3/19/14	3,153,932	3,156,053	2,121
WestPac Banking Corp.
	Canadian Dollar	Sell	4/16/14	2,332,022	2,433,006	100,984
	Euro	Buy	3/19/14	3,323,244	3,359,592	(36,348)
	Japanese Yen	Buy	2/19/14	3,846,831	3,858,362	(11,531)
	Japanese Yen	Sell	2/19/14	3,846,831	3,851,781	4,950

Total						$1,385,476

FUTURES CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Short)	8	$1,367,366	Mar-14	$(10,169)
Euro-Bund 10 yr (Short)	38	7,373,934	Mar-14	(126,204)
Euro-Buxl 30 yr (Short)	13	2,249,145	Mar-14	(71,930)
Japanese Government Bond 10 yr (Short)	1	1,416,659	Mar-14	(5,779)
Japanese Government Bond 10 yr Mini (Short)	9	1,275,257	Mar-14	(5,937)
U.K. Gilt 10 yr (Short)	4	725,880	Mar-14	(21,431)
U.S. Treasury Bond 30 yr (Long)	25	3,339,844	Mar-14	78,468
U.S. Treasury Note 5 yr (Short)	297	35,825,625	Mar-14	57,717
U.S. Treasury Note 10 yr (Long)	214	26,910,500	Mar-14	143,125

Total				$37,860

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/14 (premiums $380,848) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

(1.5775)/3 month USD-LIBOR-BBA/May-19	May-14/1.5775	$69,245,100	$213,967

Total			$213,967

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

Counterparty				Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	appreciation/
Floating rate index/Maturity date	date/strike		amount	(depreciation)

Bank of America N.A.

2.60/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-14/2.60		$49,072,700	$(4,907)
(2.84)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-14/2.84		49,072,700	(63,304)
3.04/3 month USD-LIBOR-BBA/Mar-24 (Written)	Mar-14/3.04		49,072,700	9,324
(2.60)/3 month USD-LIBOR-BBA/Jan-25 (Written)	Jan-15/2.60		49,072,700	(27,481)
Goldman Sachs International

(1.56)/3 month USD-LIBOR-BBA/Oct-17 (Purchased)	Oct-14/1.56		143,778,000	(54,779)
1.03/6 month EUR-EURIBOR_Reuters/Oct-17 (Written)	Oct-14/1.03	EUR	115,022,000	(46,074)
JPMorgan Chase Bank N.A.

(1.115)/3 month USD-LIBOR-BBA/Oct-16 (Purchased)	Oct-14/1.115		$57,511,000	(13,803)
2.777/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-14/2.777		34,622,500	(92,442)
(1.60)/3 month USD-LIBOR-BBA/May-19 (Written)	May-14/1.60		69,245,100	155,802
0.862/6 month EUR-EURIBOR_Reuters/Oct-16 (Written)	Oct-14/0.862	EUR	43,133,000	5,817

Total				$(131,847)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/14 (proceeds receivable $3,127,968) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, February 1, 2044	$3,000,000	2/13/14	$3,142,734

Total			$3,142,734

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	CAD	8,039,000		$—	12/5/18	3 month CAD-BA-CDOR	2.1125%	$81,776
	CAD	19,813,000		—	1/7/24	3.09%	3 month CAD-BA-CDOR	(501,152)
	Barclays Bank PLC
	AUD	28,470,000		—	1/24/24	4.4925%	6 month AUD-BBR-BBSW	(218,687)
	CHF	2,865,000		—	11/18/23	1.492%	6 month CHF-LIBOR-BBA	(61,349)
	CHF	5,894,000		—	12/5/23	1.489%	6 month CHF-LIBOR-BBA	(117,618)
	EUR	81,659,000	(E)	—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	741,198
	GBP	2,816,000		—	8/15/31	3.60%	6 month GBP-LIBOR-BBA	(340,539)
	SEK	19,390,000		—	1/9/24	3 month SEK-STIBOR-SIDE	2.815%	61,153
	Citibank, N.A.
	AUD	2,845,000		—	1/13/24	4.614%	6 month AUD-BBR-BBSW	(48,806)
	AUD	5,722,000		—	1/14/24	4.575%	6 month AUD-BBR-BBSW	(81,673)
	Credit Suisse International
	AUD	14,730,000		—	11/18/23	6 month AUD-BBR-BBSW	4.545%	233,614
	AUD	3,413,250		—	12/16/23	4.63%	6 month AUD-BBR-BBSW	(69,242)
	CHF	2,908,000		—	10/22/23	6 month CHF-LIBOR-BBA	1.51875%	76,219
	CHF	4,356,000		—	11/19/23	1.4775%	6 month CHF-LIBOR-BBA	(86,366)
	CHF	5,399,000		—	11/20/23	1.47%	6 month CHF-LIBOR-BBA	(102,617)
	CHF	2,671,000		—	12/4/23	1.4675%	6 month CHF-LIBOR-BBA	(47,461)
	CHF	3,129,000		—	7/18/23	1.4925%	6 month CHF-LIBOR-BBA	(74,538)
	CHF	1,714,000		—	12/19/23	1.5825%	6 month CHF-LIBOR-BBA	(49,312)
	CHF	1,442,000		—	12/19/23	6 month CHF-LIBOR-BBA	1.5825%	41,487
	CHF	2,515,000		—	1/9/24	1.56%	6 month CHF-LIBOR-BBA	(62,365)
	CHF	8,297,000		—	1/9/24	1.555%	6 month CHF-LIBOR-BBA	(201,414)
	SEK	14,140,000		—	11/28/23	3 month SEK-STIBOR-SIDE	2.635%	14,522
	SEK	17,660,000		—	12/19/23	3 month SEK-STIBOR-SIDE	2.69%	29,055
	SEK	25,930,000		—	12/23/23	3 month SEK-STIBOR-SIDE	2.81%	81,058
	Deutsche Bank AG
	CAD	2,898,000		—	1/9/24	3.0925%	3 month CAD-BA-CDOR	(73,559)
	Goldman Sachs International
	AUD	8,941,000		—	11/18/23	6 month AUD-BBR-BBSW	4.545%	141,802
	AUD	5,524,000		—	11/20/23	6 month AUD-BBR-BBSW	4.535%	82,855
	AUD	5,850,000		—	1/3/24	4.68%	6 month AUD-BBR-BBSW	(133,132)
	CAD	3,576,000		—	5/30/23	2.534%	3 month CAD-BA-CDOR	41,330
	CHF	8,600,000		—	7/2/23	6 month CHF-LIBOR-BBA	1.515%	293,313
	CHF	8,600,000		—	7/3/23	6 month CHF-LIBOR-BBA	1.5275%	304,423
	CHF	3,522,000		—	9/3/23	6 month CHF-LIBOR-BBA	1.585%	129,060
	CHF	8,723,000		—	10/21/23	6 month CHF-LIBOR-BBA	1.55%	257,715
	CHF	4,800,000		—	11/7/23	1.475%	6 month CHF-LIBOR-BBA	(98,146)
	CHF	8,569,000		—	11/8/23	6 month CHF-LIBOR-BBA	1.465%	165,649
	EUR	296,189,000	(E)	—	8/6/17	1 month EUR-EONIA-OIS-COMPOUND	1.102%	1,394,151
	EUR	74,426,000		—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(9,787)
	EUR	74,426,000		—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(127,824)
	EUR	74,426,000		—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(9,538)
	EUR	74,426,000		—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(133,008)
	EUR	74,426,000		—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(34,123)
	EUR	74,426,000		—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(101,283)
	GBP	2,816,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	(866)
	KRW	7,150,000,000		—	7/12/18	3.07%	3 month KRW-CD-KSDA-BLOOMBERG	(11,150)
	KRW	16,990,000,000		—	7/12/15	3 month KRW-CD-KSDA-BLOOMBERG	2.771%	9,574
	SEK	11,362,000		—	10/14/23	2.84%	3 month SEK-STIBOR-SIDE	(53,649)
	SEK	20,540,000		—	11/29/23	3 month SEK-STIBOR-SIDE	2.60%	11,068
	SEK	23,430,000		—	12/6/23	3 month SEK-STIBOR-SIDE	2.72125%	50,206
	JPMorgan Chase Bank N.A.
	AUD	1,263,750		—	1/29/24	4.42%	6 month AUD-BBR-BBSW	(2,528)
	CAD	16,294,000		—	2/26/18	3 month CAD-BA-CDOR	1.65%	(13,296)
	CAD	33,619,500		—	1/7/24	3 month CAD-BA-CDOR	3.09185%	855,244
	CAD	5,804,000		—	1/7/24	3.088%	3 month CAD-BA-CDOR	(145,862)
	CAD	1,912,000		—	1/15/24	3.031%	3 month CAD-BA-CDOR	(38,230)
	HUF	263,000,000		—	2/4/19	4.79%	6 month HUF-BUBOR-REUTERS	(3,727)
	PLN	3,520,000		—	2/4/19	6 month PLN-WIBOR-WIBO	4.04%	(756)
	SEK	23,122,000		—	11/12/23	2.745%	3 month SEK-STIBOR-SIDE	(61,216)
	SEK	23,570,000		—	12/23/23	3 month SEK-STIBOR-SIDE	2.80%	70,430

	Total			$—	$2,052,083
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)
	EUR	73,528,000	(E)	$(393)	9/3/17	1.53%	1 month EUR-EONIA-OIS-COMPOUND	$(729,272)
	EUR	7,178,000		(67)	7/17/23	1.918%	6 month EUR-EURIBOR-REUTERS	(188,057)
	EUR	5,492,000		(52)	7/17/23	1.906%	6 month EUR-EURIBOR-REUTERS	(135,406)
	EUR	7,269,000		(69)	9/3/23	6 month EUR-EURIBOR-REUTERS	2.1825%	386,170
	EUR	8,708,000		(85)	10/21/23	6 month EUR-EURIBOR-REUTERS	2.168%	404,858
	EUR	71,600,000	(E)	(219)	12/4/16	6 month EUR-EURIBOR-REUTERS	0.926%	117,592
	EUR	2,393,000		(24)	12/9/23	2.095%	6 month EUR-EURIBOR-REUTERS	(76,962)
	EUR	6,751,000	(E)	(67)	7/18/23	6 month EUR-EURIBOR-REUTERS	2.932%	93,624
	GBP	2,296,000		(27)	12/19/23	2.90%	6 month GBP-LIBOR-BBA	(60,343)
	JPY	980,216,000		(176)	7/12/43	2.024375%	6 month JPY-LIBOR-BBA	(573,921)
	JPY	306,742,000		(56)	10/3/43	6 month JPY-LIBOR-BBA	1.8425%	54,782
	JPY	4,717,089,000		(191)	7/12/18	6 month JPY-LIBOR-BBA	0.5175%	452,213
	JPY	490,108,000		(89)	7/18/43	1.9825%	6 month JPY-LIBOR-BBA	(235,077)
	JPY	2,358,545,000		(96)	7/18/18	6 month JPY-LIBOR-BBA	0.4825%	188,461
	JPY	3,537,817,000		(145)	8/28/18	0.4475%	6 month JPY-LIBOR-BBA	(254,078)
	JPY	738,080,000		(30)	10/3/18	0.403%	6 month JPY-LIBOR-BBA	(33,934)
	JPY	368,090,000		(68)	10/15/43	6 month JPY-LIBOR-BBA	1.73%	(39,545)
	EUR	71,600,000	(E)	(361)	11/25/16	6 month EUR-EURIBOR-REUTERS	0.915%	118,416
	EUR	71,600,000	(E)	(361)	11/25/16	6 month EUR-EURIBOR-REUTERS	0.925%	128,073
	EUR	71,600,000	(E)	(316)	12/5/16	6 month EUR-EURIBOR-REUTERS	0.918%	106,873
	EUR	4,482,000	(E)	(69)	7/19/23	6 month EUR-EURIBOR-REUTERS	2.92%	58,627
	JPY	738,080,000		(61)	10/3/18	0.403%	6 month JPY-LIBOR-BBA	(33,964)
	JPY	306,742,000		(106)	10/3/43	6 month JPY-LIBOR-BBA	1.843%	55,097
	EUR	18,700,000	(E)	(272)	7/2/23	2.895%	6 month EUR-EURIBOR-Telerate	(231,294)
	EUR	18,700,000	(E)	(273)	7/3/23	2.89%	6 month EUR-EURIBOR-REUTERS	(224,989)
	EUR	47,128,000		(811)	7/15/23	1.945%	6 month EUR-EURIBOR-REUTERS	(1,406,177)
	EUR	7,482,000	(E)	(111)	9/3/23	3.0925%	6 month EUR-EURIBOR-REUTERS	(161,465)
	EUR	71,600,000	(E)	(363)	11/27/16	6 month EUR-EURIBOR-REUTERS	0.942%	141,591
	EUR	5,370,000		(97)	12/12/23	2.081%	6 month EUR-EURIBOR-REUTERS	(160,757)
	EUR	37,541,000	(E)	(286)	9/20/17	1 month EUR-EONIA-OIS-COMPOUND	1.015%	103,914
	EUR	1,587,000		(29)	12/20/23	6 month EUR-EURIBOR-REUTERS	2.037%	36,877
		$36,930,700	(E)	(414)	11/21/23	3 month USD-LIBOR-BBA	4.22125%	147,678
		52,441,600	(E)	(291)	11/21/18	2.1525%	3 month USD-LIBOR-BBA	151,265
		54,163,000	(E)	262,723	3/19/19	3 month USD-LIBOR-BBA	1.90%	(265,908)
		1,159,000		(73)	9/25/23	3 month USD-LIBOR-BBA	2.92%	29,173
		52,441,600	(E)	(422)	11/20/18	2.14%	3 month USD-LIBOR-BBA	163,720
		36,930,700	(E)	(414)	11/20/23	3 month USD-LIBOR-BBA	4.255%	201,597
		258,672,800	(E)	3,028,721	3/19/19	3 month USD-LIBOR-BBA	2.00%	(758,248)
		324,662,400	(E)	1,572,382	3/19/16	3 month USD-LIBOR-BBA	0.75%	62,703
		16,280,000	(E)	83,464	3/19/44	3 month USD-LIBOR-BBA	3.75%	450,903
		181,988,400	(E)	2,807,842	3/19/24	3 month USD-LIBOR-BBA	3.25%	(3,721,900)
		482,500,000	(E)	(1,568)	12/5/16	3 month USD-LIBOR-BBA	1.237%	707,707
		3,744,000	(E)	(75,440)	3/19/24	3 month USD-LIBOR-BBA	3.15%	24,899
		14,530,000	(E)	(54)	1/10/17	3 month USD-LIBOR-BBA	1.727%	(34,491)
		168,586,000	(E)	(632)	12/5/16	1.6675%	3 month USD-LIBOR-BBA	464,665
		78,977,000	(E)	(296)	1/21/17	3 month USD-LIBOR-BBA	1.67%	(120,341)
	EUR	20,496,000	(E)	396,771	3/19/24	6 month EUR-EURIBOR-REUTERS	2.25%	(451,867)
	EUR	123,628,000	(E)	(630)	12/5/16	6 month EUR-EURIBOR-REUTERS	1.1275%	(529,186)
	EUR	11,082,000	(E)	(170)	1/11/17	6 month EUR-EURIBOR-REUTERS	1.148%	43,324
	EUR	3,311,000		(60)	1/16/24	6 month EUR-EURIBOR-REUTERS	2.092%	90,969
	EUR	57,894,000	(E)	(295)	1/21/17	6 month EUR-EURIBOR-REUTERS	1.031%	123,855
	EUR	101,019,000	(E)	(767)	7/28/17	1 month EUR-EONIA-OIS-COMPOUND	0.8575%	(165,623)
	GBP	2,565,000	(E)	34,918	3/19/24	6 month GBP-LIBOR-BBA	3.00%	(37,946)
	GBP	4,383,000		(95)	1/9/24	6 month GBP-LIBOR-BBA	2.95%	(135,234)
	GBP	2,735,000		(59)	1/14/24	6 month GBP-LIBOR-BBA	2.82625%	(31,826)
	EUR	4,354,000		(79)	10/22/23	6 month EUR-EURIBOR-REUTERS	2.125%	178,092

	Total			$8,099,692	$(5,510,093)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$1,165,914	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$(7,093)
Barclays Bank PLC
926,051	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,103
212,154	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,401
3,565,841	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	31,531
2,736,270	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(17,800)
6,397,990	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	35,254
5,696,771	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	32,279
19,928,921	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(100,625)
7,799,868	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	44,196
2,891,517	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	16,384
1,867,379	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	21,569
1,445,759	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,192
2,069,657	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(4,801)
17,298,424	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(87,343)
18,751,491	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	106,251
5,600,083	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	64,682
654,542	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,847)
395,664	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(628)
994,682	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,636
2,891,517	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	16,384
12,651,274	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(63,879)
9,932,869	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	114,726
7,301,269	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(36,866)
17,674,989	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(120,488)
2,089,964	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,366)
1,557,186	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	13,769
1,143,001	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,298
7,217,620	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	63,822
32,029,339	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	181,486
7,919,866	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	44,876
400,475	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,269
811,550	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,472
2,631,847	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14,502
1,908,014	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,514
17,206,836	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(86,881)
6,949,769	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(16,979)
2,611,758	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(10,591)
1,305,933	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,296)
1,305,933	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,296)
2,620,740	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(10,627)
6,806,717	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(27,602)
2,620,740	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(10,627)
1,260,523	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(2,214)
1,093,957	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	6,199
799,479	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(1,405)
1,377,685	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,188)
5,232,498	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(21,218)
4,462,093	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	13,416
2,416,980	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	14,705
1,672,313	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,444)
4,599,907	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(23,226)
Citibank, N.A.
1,612,985	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,140
1,338,773	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,586
22,972,000	—	2/3/16	1.795%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(3,676)
5,743,000	—	1/31/16	1.795%	USA Non Revised Consumer Price Index- Urban (CPI-U)	29
Credit Suisse International
1,927,678	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,923
6,442,296	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(32,529)
3,582,894	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	21,798
1,478,135	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	8,993
5,538,496	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(9,730)
5,533,401	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	16,637
5,574,364	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	16,760
7,264,773	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(49,523)
12,324,198	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(42,038)
Deutsche Bank AG
6,442,296	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(32,529)
Goldman Sachs International
5,026,065	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(7,982)
3,877,189	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(6,158)
12,914,400	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(29,956)
4,869,946	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(7,735)
9,420,082	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	53,377
2,974,174	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(18,095)
6,790,354	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(44,173)
6,790,354	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(44,173)
6,021,614	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(30,404)
2,262,212	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,422)
3,507,350	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(21,338)
609,330	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,582)
172,527	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(400)
5,139,903	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(11,922)
8,249,146	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(42,536)
365,386	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,845)
974,397	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,920)
1,663,508	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,642)
5,508,056	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(8,748)
9,960,567	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(64,796)
9,269,546	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(21,501)
18,054,000	—	8/9/18	2.2575%	USA Non Revised Consumer Price Index- Urban (CPI-U)	220,367
18,054,000	—	8/15/18	2.225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	191,192
4,757,028	(10,406)	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(31,267)

Total	$(10,406)	$161,768

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$11,962	$175,000	5/11/63	300 bp	$7,234
	CMBX NA BBB- Index	BBB-/P	22,719	377,000	5/11/63	300 bp	12,534
	CMBX NA BBB- Index	BBB-/P	46,609	755,000	5/11/63	300 bp	26,212
	CMBX NA BBB- Index	BBB-/P	44,403	779,000	5/11/63	300 bp	23,357
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	69,177	624,000	5/11/63	300 bp	52,318
	Irish Gov't, 4.50%, 4/18/20	—	(60,491)	755,000	9/20/17	(100 bp)	(65,412)
	Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(123,188)	755,000	9/20/17	(100 bp)	(90,331)
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	1,427	184,000	5/11/63	300 bp	(3,544)
	CMBX NA BBB- Index	BBB-/P	37,649	473,000	5/11/63	300 bp	24,870
	CMBX NA BBB- Index	BBB-/P	66,775	591,000	5/11/63	300 bp	50,809
	CMBX NA BBB- Index	BBB-/P	39,799	605,000	5/11/63	300 bp	23,454
	CMBX NA BBB- Index	BBB-/P	48,354	606,000	5/11/63	300 bp	31,982
	CMBX NA BBB- Index	BBB-/P	46,921	606,000	5/11/63	300 bp	30,548
	CMBX NA BBB- Index	BBB-/P	18,774	617,000	5/11/63	300 bp	2,104
	CMBX NA BBB- Index	BBB-/P	10,889	618,000	5/11/63	300 bp	(5,808)
	CMBX NA BBB- Index	BBB-/P	10,094	657,000	5/11/63	300 bp	(7,656)
	CMBX NA BBB- Index	BBB-/P	8,092	697,000	5/11/63	300 bp	(10,738)
	CMBX NA BBB- Index	BBB-/P	54,488	748,000	5/11/63	300 bp	34,280
	CMBX NA BBB- Index	BBB-/P	82,769	1,080,000	5/11/63	300 bp	53,591
	CMBX NA BBB- Index	BBB-/P	49,531	1,207,000	5/11/63	300 bp	16,922
	CMBX NA BBB- Index	BBB-/P	23,451	490,000	5/11/63	300 bp	10,213
	CMBX NA BBB- Index	BBB-/P	26,440	612,000	5/11/63	300 bp	9,906
	CMBX NA BBB- Index	—	(35,196)	623,000	1/17/47	(300 bp)	2,329
	CMBX NA BBB- Index	—	(37,912)	623,000	1/17/47	(300 bp)	(386)
	CMBX NA BBB- Index	—	(37,912)	623,000	1/17/47	(300 bp)	(386)
	Spain Gov't, 5.50%, 7/30/17	—	(89,007)	755,000	9/20/17	(100 bp)	(87,434)

	Total		$336,617	$140,968

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2013 through January 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $993,291,812.
(b)	The aggregate identified cost on a tax basis is $1,006,582,025, resulting in gross unrealized appreciation and depreciation of $30,618,827 and $8,076,322, respectively, or net unrealized appreciation of $22,542,505.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$73,136,172	$—	$73,136,172	$2,034	$—
	Putnam Short Term Investment Fund *	47,874,172	245,688,454	176,266,345	21,952	117,296,281
	Totals	$121,010,344	$245,688,454	$249,402,517	$23,986	$117,296,281
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $144,636,126 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to hedge against changes in values of securities it owns, owned or expects to own and to hedge prepayment risk.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries and to hedge inflation in specific regions or countries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,329,701 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $821,338 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $650,804.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss.
Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities to dispose of the TBA commitments prior to settlement.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$156,188,994	$—
Foreign government and agency bonds and notes	—	41,571,189	—
Mortgage-backed securities	—	441,056,920	—
Purchased swap options outstanding	—	323,028	—
Senior loans	—	86,227,066	—
U.S. government and agency mortgage obligations	—	53,606,252	—
U.S. treasury obligations	—	655,811	—
Short-term investments	118,297,267	131,198,003	—

Totals by level	$118,297,267	$910,827,263	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,385,476	$—
Futures contracts	37,860	—	—
Written swap options outstanding	—	(213,967)	—
Forward premium swap option contracts	—	(131,847)	—
TBA sale commitments	—	(3,142,734)	—
Interest rate swap contracts	—	(11,557,702)	—
Total return swap contracts	—	172,174	—
Credit default contracts	—	(195,649)	—

Totals by level	$37,860	$(13,684,249)	$—

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$147,007	$342,656
Foreign exchange contracts	3,572,896	2,187,420
Interest rate contracts	12,600,984	23,971,438

Total	$16,320,887	$26,501,514

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)		$306,900,000
Written swap option contracts (contract amount)		$365,200,000
Futures contracts (number of contracts)		600
Forward currency contracts (contract amount)		$638,200,000
OTC interest rate swap contracts (notional)		$1,399,400,000
Centrally cleared interest rate swap contracts (notional)		$2,882,000,000
OTC total return swap contracts (notional)		$556,300,000
OTC credit default swap contracts (notional)		$17,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2014